Lease Right-of-Use Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Gain on sale and leaseback transaction	$ 1	$ 1
Sublease income	12	7
Selling And Administrative Expenses [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	3	3
Cost Of Goods Sold [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	18	16
Earnings Or Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation, right-of-use asset	$ 21	$ 19